Income Taxes - Schedule of Net Deferred Income Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Net Deferred Income Tax [Abstract]
Deferred income tax assets	$ 335	$ 419
Deferred income tax liabilities	(371)	(476)
Net deferred income tax liabilities	$ (36)	$ (57)